PREPAID EXPENSES AND OTHER RECEIVABLES	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense And Other Receivables [Text Block]
4.	PREPAID EXPENSES AND OTHER RECEIVABLES

	June 30, 2016	March 31, 2016
	$	$
Prepaid expenses and sundry receivables	75,831	87,979
Prepaid insurance	83,329	107,259
Sales taxes receivable (i)	29,270	36,495
	188,430	231,733

(i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

3.	PREPAID EXPENSES AND OTHER RECEIVABLES

	March 31, 2016	March 31, 2015	December 31, 2015	December 31, 2014
	$	$	$	$
Prepaid expenses and other receivables	87,979	6,242	120,661	18,172
Prepaid insurance	107,259	126,771	12,966	40,630
Sales taxes receivable (i)	36,495	25,406	54,590	22,328
	231,733	158,419	188,217	81,130

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.